PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                      Unit Value                    Percent
                                                         -------------------------------------      Change
Compass 1 US Contracts:                                  December 31, 1998     June 30, 1999     in Unit Value
                                                         -----------------   -----------------   -------------
  Massachusetts Investors Trust........................      $103.3129           $108.5240              5.04%
  Massachusetts Investors Growth Stock Fund............        98.9683            110.3012             11.45
  MFS Total Return Fund................................        69.2493             71.9687              3.93
  MFS Growth Opportunities Fund........................        64.4932             69.4478              7.68
  MFS Reseach Fund.....................................        85.6092             92.7227              8.31
  MFS Bond Fund........................................        38.6443             37.7703             (2.26)
  MFS Money Market Fund................................        21.0291             21.3392              1.47
  MFS Government Money Market Fund.....................        20.1619             20.4426              1.39
  MFS High Income Fund.................................        42.6829             44.7039              4.73
  MFS Global Governments Fund..........................        38.9935             37.4776             (3.89)
  MFS Emerging Growth Fund.............................        74.4225             83.2080             11.80

    Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- June 30, 1999

 ASSETS:
   Investments in mutual funds:               Shares        Cost         Value
                                             ---------  ------------  ------------
     Massachusetts Investors Trust
       ("MIT")*............................    803,712  $ 11,298,206  $ 17,079,682
     Massachusetts Investors Growth Stock
       Fund ("MIG")*.......................    696,425     8,337,806    12,427,831
     MFS Total Return Fund ("MTR")*........  1,335,922    19,284,871    20,552,613
     MFS Growth Opportunities Fund
       ("MGO")*............................  2,465,996    30,750,322    41,546,215
     MFS Reseach Fund ("MFR")*.............    383,394     6,182,675    10,509,952
     MFS Bond Fund ("MFB")*................    398,562     5,236,694     5,042,618
     MFS Money Market Fund ("MCM").........  5,300,439     5,300,439     5,300,439
     MFS Government Money Market Fund
       ("MCG").............................  1,298,315     1,298,315     1,298,315
     MFS High Income Fund ("MFH")*.........  1,349,101     7,039,783     6,949,895
     MFS Global Governments Fund
       ("MGG")*............................    180,672     2,074,128     1,845,336
     MFS Emerging Growth Fund ("MEG")*.....    376,588     9,305,421    18,898,628
                                                        ------------  ------------
                                                        $106,108,660  $141,451,524
                                                        ------------
                                                        ------------

 LIABILITY:
   Payable to sponsor...............................................      (129,781)
                                                                      ------------
         Net assets.................................................  $141,321,743
                                                                      ------------
                                                                      ------------

NET ASSETS OF CONTRACT OWNERS:

                                          Applicable to Owners of
                                    Deferred Variable Annuity Contracts    Reserve for
                                   -------------------------------------    Variable
                                     Units     Unit Value      Value        Annuities       Total
                                   ---------  ------------  ------------  -------------  ------------
     MIT.........................    155,740   $   108.5240 $ 16,898,213    $   207,774  $ 17,105,987
     MIG.........................    111,844       110.3012   12,330,102        112,562    12,442,664
     MTR.........................    280,469        71.9687   20,151,822        108,061    20,259,883
     MGO.........................    591,751        69.4478   41,344,334        244,195    41,588,529
     MFR.........................    113,003        92.7227   10,480,584         44,382    10,524,966
     MFB.........................    128,962        37.7703    4,959,895        103,200     5,063,095
     MCM.........................    245,339        21.3392    5,231,371         77,773     5,309,144
     MCG.........................     63,353        20.4426    1,294,756          3,863     1,298,619
     MFH.........................    155,639        44.7039    6,875,827        120,256     6,996,083
     MGG.........................     47,222        37.4776    1,769,594         34,967     1,804,561
     MEG.........................    226,172        83.2080   18,818,727        109,485    18,928,212
                                                            ------------  -------------  ------------
         Net assets                                         $140,155,225    $ 1,166,518  $141,321,743
                                                            ------------  -------------  ------------
                                                            ------------  -------------  ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999

                                               MIT            MIG           MTR            MGO          MFR           MFB
                                           Sub-Account    Sub-Account   Sub-Account    Sub-Account  Sub-Account   Sub-Account
                                           ------------   -----------   ------------   -----------  -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   120,151    $   --        $   353,982    $ 1,003,354  $   --        $   177,237
   Mortality and expense risk charges....     (105,045)      (73,809)      (129,914)      (253,502)    (65,178)       (33,443)
                                           ------------   -----------   ------------   -----------  -----------   ------------
       Net investment income (loss)......  $    15,106    $  (73,809)   $   224,068    $   749,852  $  (65,178)   $   143,794
                                           ------------   -----------   ------------   -----------  -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $   630,105    $  666,897    $ 1,988,034    $ 2,413,122  $  949,247    $   559,004
     Cost of investments sold............     (357,601)     (423,599)    (1,646,748)    (1,578,477)   (453,967)      (538,111)
                                           ------------   -----------   ------------   -----------  -----------   ------------
       Net realized gains (losses).......  $   272,504    $  243,298    $   341,286    $   834,645  $  495,280    $    20,893
                                           ------------   -----------   ------------   -----------  -----------   ------------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................  $ 5,781,476    $4,090,025    $ 1,267,742    $10,795,893  $4,327,277    $  (194,076)
     Beginning of period.................    5,241,530     2,986,945      1,059,509      9,382,084   3,943,515         91,488
                                           ------------   -----------   ------------   -----------  -----------   ------------
       Change in unrealized appreciation
         (depreciation)..................  $   539,946    $1,103,080    $   208,233    $ 1,413,809  $  383,762    $  (285,564)
                                           ------------   -----------   ------------   -----------  -----------   ------------
     Realized and unrealized gains
       (losses)..........................  $   812,450    $1,346,378    $   549,519    $ 2,248,454  $  879,042    $  (264,671)
                                           ------------   -----------   ------------   -----------  -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   827,556    $1,272,569    $   773,587    $ 2,998,306  $  813,864    $  (120,877)
                                           ------------   -----------   ------------   -----------  -----------   ------------
                                           ------------   -----------   ------------   -----------  -----------   ------------


                                               MCM            MCG           MFH            MGG          MEG
                                           Sub-Account    Sub-Account   Sub-Account    Sub-Account  Sub-Account
                                           ------------   -----------   ------------   -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   111,378    $   26,421    $   330,484    $   --       $   --
   Mortality and expense risk charges....      (33,531)       (8,350)       (46,310)       (11,821)   (113,787)
                                           ------------   -----------   ------------   -----------  -----------
       Net investment income (loss)......  $    77,847    $   18,071    $   284,174    $   (11,821) $ (113,787)
                                           ------------   -----------   ------------   -----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,039,854    $  243,314    $   897,301    $   112,145  $2,861,159
     Cost of investments sold............   (2,039,854)     (243,314)      (826,292)      (133,007)   (967,588)
                                           ------------   -----------   ------------   -----------  -----------
       Net realized gains (losses).......  $   --         $   --        $    71,009    $   (20,862) $1,893,571
                                           ------------   -----------   ------------   -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   --         $   --        $   (89,888)   $  (228,792) $9,593,207
     Beginning of period.................      --             --            (73,232)      (186,081)  9,373,097
                                           ------------   -----------   ------------   -----------  -----------
       Change in unrealized appreciation
         (depreciation)..................  $   --         $   --        $   (16,656)   $   (42,711) $  220,110
                                           ------------   -----------   ------------   -----------  -----------
     Realized and unrealized gains
       (losses)..........................  $   --         $   --        $    54,353    $   (63,573) $2,113,681
                                           ------------   -----------   ------------   -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $    77,847    $   18,071    $   338,527    $   (75,394) $1,999,894
                                           ------------   -----------   ------------   -----------  -----------
                                           ------------   -----------   ------------   -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MIT                             MIG
                                                   Sub-Account                     Sub-Account
                                          -----------------------------   -----------------------------
                                           Six Months      Year Ended      Six Months      Year Ended
                                              Ended       December 31,        Ended       December 31,
                                          June 30, 1999       1998        June 30, 1999       1998
                                          -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)..........   $    15,106     $   821,334     $   (73,809)    $   764,771
  Net realized gains (losses)...........       272,504       1,505,282         243,298         360,064
  Net unrealized gains (losses).........       539,946         912,011       1,103,080       1,979,540
                                          -------------   -------------   -------------   -------------
      Increase (Decrease) in net assets
        from operations.................   $   827,556     $ 3,238,627     $ 1,272,569     $ 3,104,375
                                          -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $   101,618     $   250,927     $    71,557     $   182,818
    Net transfers between Sub-Accounts
     and Fixed Account..................       243,538         175,482         513,923         520,045
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (420,346)     (3,770,189)       (423,566)     (1,231,561)
                                          -------------   -------------   -------------   -------------
      Net accumulation activity.........   $   (75,190)    $(3,343,780)    $   161,914     $  (528,698)
                                          -------------   -------------   -------------   -------------
  Annuitization activity:
    Annuitizations......................   $   --          $   --          $   --          $   --
    Annuity payments....................       (28,092)        (33,722)        (13,816)        (28,970)
    Adjustments to annuity reserve......           758           3,919             875           3,506
                                          -------------   -------------   -------------   -------------
      Net annuitization activity........   $   (27,334)    $   (29,803)    $   (12,941)    $   (25,464)
                                          -------------   -------------   -------------   -------------
  Increase (Decrease) in net assets from
   participant transactions.............   $  (102,524)    $(3,373,583)    $   148,973     $  (554,162)
                                          -------------   -------------   -------------   -------------
    Increase (Decrease) in net assets...   $   725,032     $  (134,956)    $ 1,421,542     $ 2,550,213
NET ASSETS:
  Beginning of period...................    16,380,955      16,515,911      11,021,122       8,470,909
                                          -------------   -------------   -------------   -------------
  End of period.........................   $17,105,987     $16,380,955     $12,442,664     $11,021,122
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

                                                       MTR
                                                   Sub-Account
                                          -----------------------------
                                           Six Months      Year Ended
                                              Ended       December 31,
                                          June 30, 1999       1998
                                          -------------   -------------
OPERATIONS:
  Net investment income (loss)..........   $   224,068     $ 3,142,843
  Net realized gains (losses)...........       341,286       1,530,473
  Net unrealized gains (losses).........       208,233      (2,387,460)
                                          -------------   -------------
      Increase (Decrease) in net assets
        from operations.................   $   773,587     $ 2,285,856
                                          -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $   143,714     $   289,514
    Net transfers between Sub-Accounts
     and Fixed Account..................      (712,775)     (1,127,992)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................    (1,116,793)     (3,913,196)
                                          -------------   -------------
      Net accumulation activity.........   $(1,685,854)    $(4,751,674)
                                          -------------   -------------
  Annuitization activity:
    Annuitizations......................   $   --          $    50,954
    Annuity payments....................       (10,675)         (9,910)
    Adjustments to annuity reserve......       (13,302)        (30,175)
                                          -------------   -------------
      Net annuitization activity........   $   (23,977)    $    10,869
                                          -------------   -------------
  Increase (Decrease) in net assets from
   participant transactions.............   $(1,709,831)    $(4,740,805)
                                          -------------   -------------
    Increase (Decrease) in net assets...   $  (936,244)    $(2,454,949)
NET ASSETS:
  Beginning of period...................    21,196,127      23,651,076
                                          -------------   -------------
  End of period.........................   $20,259,883     $21,196,127
                                          -------------   -------------
                                          -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                                                      MFR                            MFB
                                                       MGO                        Sub-Account                    Sub-Account
                                                   Sub-Account            ----------------------------   ---------------------------
                                          -----------------------------    Six Months                     Six Months
                                           Six Months      Year Ended        Ended        Year Ended        Ended        Year Ended
                                              Ended       December 31,      June 30,     December 31,      June 30,     December 31,
                                          June 30, 1999       1998            1999           1998            1999           1998
                                          -------------   -------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   749,852     $ 3,869,361     $  (65,178)    $   255,014     $  143,794     $  330,300
  Net realized gains (losses)...........       834,645       1,590,905        495,280         583,552         20,893        (61,406)
  Net unrealized gains (losses).........     1,413,809       3,674,762        383,762       1,032,200       (285,564)       (81,188)
                                          -------------   -------------   ------------   -------------   ------------   ------------
      Increase (Decrease) in net assets
        from operations.................   $ 2,998,306     $ 9,135,028     $  813,864     $ 1,870,766     $ (120,877)    $  187,706
                                          -------------   -------------   ------------   -------------   ------------   ------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $   219,683     $   511,586     $   36,730     $    92,604     $   27,038     $  229,930
    Net transfers between Sub-Accounts
      and Fixed Account.................      (129,407)       (246,517)        20,334         251,933       (128,071)      (137,088)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................    (1,812,758)     (3,973,370)      (784,183)       (930,243)      (316,776)      (795,428)
                                          -------------   -------------   ------------   -------------   ------------   ------------
      Net accumulation activity.........   $(1,722,482)    $(3,708,301)    $ (727,119)    $  (585,706)    $ (417,809)    $ (702,586)
                                          -------------   -------------   ------------   -------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   --          $    57,163     $  --          $   --          $  --          $  --
    Annuity payments....................       (16,007)        (31,779)        (3,553)         (9,455)        (6,737)       (11,729)
    Adjustments to annuity reserve......         2,607         (29,875)         1,443           1,832          1,589          1,001
                                          -------------   -------------   ------------   -------------   ------------   ------------
      Net annuitization activity........   $   (13,400)    $    (4,491)    $   (2,110)    $    (7,623)    $   (5,148)    $  (10,728)
                                          -------------   -------------   ------------   -------------   ------------   ------------
Increase (Decrease) in net assets from
 participant transactions...............   $(1,735,882)    $(3,712,792)    $ (729,229)    $  (593,329)    $ (422,957)    $ (713,314)
                                          -------------   -------------   ------------   -------------   ------------   ------------
    Increase (Decrease) in net assets...   $ 1,262,424     $ 5,422,236     $   84,635     $ 1,277,437     $ (543,834)    $ (525,608)

NET ASSETS:
  Beginning of period...................    40,326,105      34,903,869     10,440,331       9,162,894      5,606,929      6,132,537
                                          -------------   -------------   ------------   -------------   ------------   ------------
  End of period.........................   $41,588,529     $40,326,105     $10,524,966    $10,440,331     $5,063,095     $5,606,929
                                          -------------   -------------   ------------   -------------   ------------   ------------
                                          -------------   -------------   ------------   -------------   ------------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MCM                          MCG                         MFH
                                                 Sub-Account                  Sub-Account                 Sub-Account
                                          --------------------------   -------------------------   --------------------------
                                          Six Months                   Six Months                  Six Months
                                             Ended       Year Ended       Ended      Year Ended       Ended       Year Ended
                                           June 30,     December 31,    June 30,      December      June 30,     December 31,
                                             1999           1998          1999        31, 1998        1999           1998
                                          -----------   ------------   -----------   -----------   -----------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   77,847    $   198,300    $   18,071    $   42,390    $  284,174    $   590,763
  Net realized gains (losses)...........      --            --             --            --            71,009        148,907
  Net unrealized gains (losses).........      --            --             --            --           (16,656)      (728,276)
                                          -----------   ------------   -----------   -----------   -----------   ------------
      Increase (Decrease) in net assets
        from operations.................  $   77,847    $   198,300    $   18,071    $   42,390    $  338,527    $    11,394
                                          -----------   ------------   -----------   -----------   -----------   ------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   45,587    $    95,793    $   16,230    $  172,988    $   25,514    $    47,917
    Net transfers between Sub-Accounts
      and Fixed Account.................     653,294      1,099,327        32,163        92,742       (77,538)      (234,750)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................    (740,929)    (2,304,486)     (138,198)     (279,549)     (516,352)    (1,213,505)
                                          -----------   ------------   -----------   -----------   -----------   ------------
      Net accumulation activity.........  $  (42,048)   $(1,109,366)   $  (89,805)   $  (13,819)   $ (568,376)   $(1,400,338)
                                          -----------   ------------   -----------   -----------   -----------   ------------
  Annuitization activity:
    Annuitizations......................  $   --        $   --         $   --        $    3,544    $   --        $   --
    Annuity payments....................      (4,171)        (8,378)          (96)         (990)       (9,747)       (18,033)
    Adjustments to annuity reserve......          90            102            26            78         5,362          2,893
                                          -----------   ------------   -----------   -----------   -----------   ------------
      Net annuitization activity........  $   (4,081)   $    (8,276)   $      (70)   $    2,632    $   (4,385)   $   (15,140)
                                          -----------   ------------   -----------   -----------   -----------   ------------
Increase (Decrease) in net assets from
 participant transactions...............  $  (46,129)   $(1,117,642)   $  (89,875)   $  (11,187)   $ (572,761)   $(1,415,478)
                                          -----------   ------------   -----------   -----------   -----------   ------------
    Increase (Decrease) in net assets...  $   31,718    $  (919,342)   $  (71,804)   $   31,203    $ (234,234)   $(1,404,084)

NET ASSETS:
  Beginning of period...................   5,277,426      6,196,768     1,370,423     1,339,220     7,230,317      8,634,401
                                          -----------   ------------   -----------   -----------   -----------   ------------
  End of period.........................  $5,309,144    $ 5,277,426    $1,298,619    $1,370,423    $6,996,083    $ 7,230,317
                                          -----------   ------------   -----------   -----------   -----------   ------------
                                          -----------   ------------   -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MGG                          MEG
                                                 Sub-Account                  Sub-Account
                                          -------------------------   ---------------------------
                                          Six Months                   Six Months
                                             Ended      Year Ended       Ended        Year Ended
                                           June 30,      December       June 30,     December 31,
                                             1999        31, 1998         1999           1998
                                          -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $  (11,821)   $  106,741    $  (113,787)   $   (53,760)
  Net realized gains (losses)...........     (20,862)      (14,845)     1,893,571      2,192,749
  Net unrealized gains (losses).........     (42,711)      (32,164)       220,110      1,544,153
                                          -----------   -----------   ------------   ------------
      Increase (Decrease) in net assets
        from operations.................  $  (75,394)   $   59,732    $ 1,999,894    $ 3,683,142
                                          -----------   -----------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $    2,794    $   10,731    $   111,963    $   297,252
    Net transfers between Sub-Accounts
     and Fixed Account..................     (37,660)      (79,290)      (437,647)        87,481
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (61,278)     (167,294)    (1,434,580)    (2,456,028)
                                          -----------   -----------   ------------   ------------
      Net accumulation activity.........  $  (96,144)   $ (235,853)   $(1,760,264)   $(2,071,295)
                                          -----------   -----------   ------------   ------------
  Annuitization activity:
    Annuitizations......................  $   --        $   --        $   --         $   --
    Annuity payments....................      (2,770)       (5,614)        (8,512)       (17,582)
    Adjustments to annuity reserve......       1,436        (1,687)         4,270          6,854
                                          -----------   -----------   ------------   ------------
      Net annuitization activity........  $   (1,334)   $   (7,301)   $    (4,242)   $   (10,728)
                                          -----------   -----------   ------------   ------------
  Increase (Decrease) in net assets from
    participant transactions............  $  (97,478)   $ (243,154)   $(1,764,506)   $(2,082,023)
                                          -----------   -----------   ------------   ------------
    Increase (Decrease) in net assets...  $ (172,872)   $ (183,422)   $   235,388    $ 1,601,119
NET ASSETS:
  Beginning of period...................   1,977,433     2,160,855     18,692,824     17,091,705
                                          -----------   -----------   ------------   ------------
  End of period.........................  $1,804,561    $1,977,433    $18,928,212    $18,692,824
                                          -----------   -----------   ------------   ------------
                                          -----------   -----------   ------------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable; therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES -- continued
Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                                   MIT                     MIG                     MTR
                                               Sub Account             Sub Account             Sub Account
                                          ---------------------   ---------------------   ---------------------
                                             Six                     Six                     Six
                                           Months       Year       Months       Year       Months       Year
                                            Ended       Ended       Ended       Ended       Ended       Ended
                                          June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,
                                            1999        1998        1999        1998        1999        1998
                                          ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding, beginning of
 period.................................    156,406     191,532     110,261     116,839     304,876     376,845
  Units purchased.......................        985       2,680         678       2,161       2,032       4,393
  Units transferred between Sub-Accounts
    and Fixed Account...................      2,347       1,444       5,030       5,819     (10,467)    (16,851)
  Units withdrawn, surrendered and
    annuitized..........................     (3,998)    (39,250)     (4,125)    (14,558)    (15,972)    (59,511)
                                          ---------   ---------   ---------   ---------   ---------   ---------
  Units outstanding, end of period......    155,740     156,406     111,844     110,261     280,469     304,876
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------

                                                   MGO                     MFR                     MFB
                                               Sub Account             Sub Account             Sub Account
                                          ---------------------   ---------------------   ---------------------
                                             Six                     Six                     Six
                                           Months       Year       Months       Year       Months       Year
                                            Ended       Ended       Ended       Ended       Ended       Ended
                                          June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,
                                            1999        1998        1999        1998        1999        1998
                                          ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding, beginning of
 period.................................    617,973     682,668     121,411     129,195     139,906     158,314
  Units purchased.......................      3,368       9,055         424       1,193         699       6,031
  Units transferred between Sub-Accounts
    and Fixed Account...................     (1,916)     (4,580)        279       3,013      (3,339)     (3,600)
  Units withdrawn, surrendered and
    annuitized..........................    (27,674)    (69,170)     (9,111)    (11,990)     (8,304)    (20,839)
                                          ---------   ---------   ---------   ---------   ---------   ---------
  Units outstanding, end of period......    591,751     617,973     113,003     121,411     128,962     139,906
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------

                                                   MCM                     MCG                     MFH
                                               Sub Account             Sub Account             Sub Account
                                          ---------------------   ---------------------   ---------------------
                                             Six                     Six                     Six
                                           Months       Year       Months       Year       Months       Year
                                            Ended       Ended       Ended       Ended       Ended       Ended
                                          June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,
                                            1999        1998        1999        1998        1999        1998
                                          ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding, beginning of
 period.................................    247,311     301,313      67,794      68,686     168,359     200,252
  Units purchased.......................      2,142       4,643         854       8,633         598       1,084
  Units transferred between Sub-Accounts
    and Fixed Account...................     30,852      53,161       1,523       4,580      (1,695)     (5,278)
  Units withdrawn, surrendered and
    annuitized..........................    (34,966)   (111,806)     (6,818)    (14,105)    (11,623)    (27,699)
                                          ---------   ---------   ---------   ---------   ---------   ---------
  Units outstanding, end of period......    245,339     247,311      63,353      67,794     155,639     168,359
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------

                                                   MGG                     MEG
                                               Sub Account             Sub Account
                                          ---------------------   ---------------------
                                             Six                     Six
                                           Months       Year       Months       Year
                                            Ended       Ended       Ended       Ended
                                          June 30,    Dec. 31,    June 30,    Dec. 31,
                                            1999        1998        1999        1998
                                          ---------   ---------   ---------   ---------
Units outstanding, beginning of
 period.................................     49,718      55,822     249,765     280,589
  Units purchased.......................         80         277       1,491       4,313
  Units transferred between Sub-Accounts
    and Fixed Account...................       (980)     (2,074)     (5,845)      1,703
  Units withdrawn, surrendered and
    annuitized..........................     (1,596)     (4,307)    (19,239)    (36,840)
                                          ---------   ---------   ---------   ---------
  Units outstanding, end of period......     47,222      49,718     226,172     249,765
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

COMPASS-I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES A. McNULTY, III, Vice President
  and Assistant General Manager
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President, Finance and
  Actuary
L. BROCK THOMSON, Vice President and
  Treasurer

ELLEN B. KING, Assistant Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                                                                     CO3-8/99 5M

                      [LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                              SEMI-ANNUAL REPORT - JUNE 30, 1999

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.